FINANCIAL INVESTORS TRUST

CLOUGH CHINA FUND

Class A Shares

Class C Shares

Class I Shares

SUPPLEMENT DATED NOVEMBER 12, 2014

TO THE PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED AUGUST 31, 2014

This supplement updates certain information contained in the Prospectus and Summary Prospectus for the Clough China Fund (the “Fund”), each dated August 31, 2014.

1.

Effective November 12, 2014:

The following paragraph is hereby added to the end of the risk factor titled Geographic Risk, in the section titled “Principal Risks of the Fund,” in the summary section of the Prospectus and in the Summary Prospectus:

In order to gain exposure to certain issuers, the Fund may participate in market access mechanisms administered by the respective markets, which may be subject to quota controls, heightened liquidity risks and different settlement procedures than would typically be expected with respect to U.S. issuers.

The following paragraph is hereby added to the end of the risk factor titled Geographic Risk, appearing in the section titled “Discussion of Principal and Non-Principal Risks” in the Fund’s Prospectus:

In order to gain exposure to certain issuers, the Clough China Fund may participate in market access mechanisms administered by the respective markets, which may be subject to quota controls, heightened liquidity risks and different settlement procedures than would typically be expected with respect to U.S. issuers.  In certain markets where securities and other instruments are not traded “delivery versus payment,” the Clough China Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely.

2.

The Fund intends to make certain updates to its principal investment strategies, and is required to notify you in writing at least sixty (60) days before making any such change.  As a consequence, effective January 12, 2015:

The following is hereby added to: (i) the end of the last paragraph appearing in the section titled “Principal Investment Strategies of the Fund” in the summary section of the Fund’s prospectus and the Summary Prospectus of the Fund, and (ii) the end of the last paragraph appearing in the subsection titled “Clough China Fund” under the heading “What are each Fund’s Principal Investment Strategies?”:

In addition, in order to gain exposure to certain issuers organized under the laws of China, Hong Kong or Taiwan, the Fund may invest in derivative instruments, which may include swaps, futures, options or participatory notes.

The following additional risk factor is hereby added to the section titled “Principal Risks of the Fund” in the summary section of the Fund’s prospectus and the Summary Prospectus of the Fund:

Derivatives Risk.  Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the Sub-Adviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions.

The following line of the Fund’s tabular presentation of risk factors is hereby amended to read as follows:

Fund Name	Clough China Fund
Derivatives Risk	P

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

CLOUGH CHINA FUND

Class A Shares

Class C Shares

Class I Shares

SUPPLEMENT DATED NOVEMBER 12, 2014

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 31, 2014

This supplement updates certain information contained in the Statement of Additional Information for the Clough China Fund (the “Fund”), dated August 31, 2014.

Effective November 12, 2014, the following paragraph is hereby added to the end of the subsection titled Clough China Fund – Geographic Risk under the heading “INVESTMENT POLICIES AND RISKS APPLICABLE TO CERTAIN FUNDS”:

In order to gain exposure to certain issuers, the Clough China Fund may participate in market access mechanisms administered by the respective markets, which may be subject to quota controls, heightened liquidity risks and different settlement procedures than would typically be expected with respect to U.S. issuers.  In certain markets where securities and other instruments are not traded “delivery versus payment,” the Clough China Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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